Financial Statements Schedule: Valuation and Qualifying Accounts (Parenthetical) (Detail) - Loss allowance for accounts receivable [member] - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of details of valuation and qualifying accounts [Line Items]
Loss allowance for accounts receivable	$ 2,141	$ 1,819
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
Loss allowance for accounts receivable	$ 1,819